BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 05, 2025	Feb. 11, 2025	Oct. 17, 2024	Jul. 01, 2024
Property, Plant and Equipment [Line Items]
Accumulated deficit		$ 531,397,000	$ 531,397,000
Working capital deficit		1,285,000	1,285,000
Net loss			13,094,000	$ 16,690,000
Used cash in operations			12,113,000	15,894,000
Market capitalisation								$ 35,000,000
Hearing fee								$ 20,000
Share price							$ 1.00
Adjustments to estimates of variable consideration to derecognize revenue			0	0
Revenues			4,000,000	87,000,000
Impairment losses on accounts receivable			0	0
Finite lived intangible assets cost			274,000	341,000
Government assistance amount			$ 38,000	$ 347,000
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]			Nonoperating Income (Expense)	Nonoperating Income (Expense)
Milestone for payment		2,000,000
Other income			$ 2,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
FDIC amount		$ 250,000	$ 250,000
Property and equipment useful life		5 years	5 years
Milestone based funding	$ 10,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life		3 years	3 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Shares issued price per share						$ 1.47
Warrant price						0.125
Warrants per share					$ 0.0225	$ 1.595